SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,207	$ 1,493	$ 1,231
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	751		510
GERMANY [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	843		173
UNITED STATES [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	337		298
Other Countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 276		$ 250